INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Stock Issued During Period, Shares, Acquisitions (in Shares)		1,000,000
Stock Issued During Period, Value, Acquisitions		$ 150,000
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Amortization of Intangible Assets	$ 339,255	$ 294,290
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years